Right-of-use assets and operating lease liabilities (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
General Administrative Expenses	$ 36,749	$ 35,214	$ 15,304